Interest bearing debt	9 Months Ended
Sep. 30, 2020
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt
As of September 30, 2020, DHT had interest bearing debt totaling $492.4 million.

Scheduled debt repayments (USD thousands) and margin above Libor
$ in thousands	Margin above Libor	Q4 2020	2021	2022	Thereafter	Total
ABN Amro Credit Facility *	2.40%	8,344	-	33,378	236,128	277,850
Credit Agricole Credit Facility	2.19%	676	2,703	2,703	32,433	38,515
Danish Ship Finance Credit Facility **	2.25% / 2.00%	1,300	2,427	2,427	31,547	37,700
Nordea Credit Facility ***	2.40%	6,450	-	25,800	110,933	143,183
Total		16,770	5,129	64,307	411,040	497,247
Unamortized upfront fees bank loans						(4,879)
Total interest bearing debt						492,368
* $100.0 mill. undrawn as of September 30, 2020.
** Change in margin relates to the refinancing of DHT Jaguar and applies from November 2020.
*** $70.3 mill. undrawn as of September 30, 2020.

ABN Amro Credit Facility
In April 2018 the Company entered into a credit facility with ABN Amro, Nordea, Credit Agricole, DNB, ING, Danish Ship Finance, SEB, DVB and Swedbank as lenders for the financing of eleven VLCCs and two newbuildings. The credit facility is guaranteed by DHT Holdings, Inc. and borrowings bear interest at a rate equal to Libor + 2.40%. In March 2020 and September 2020, the Company prepaid $57.8 million and $42.2 million, respectively, under the revolving credit facility tranche and subsequent to the prepayment, the current outstanding is repayable in quarterly installments of $8.3 million through Q2 2024 with a final payment of $186.1 with the last installment.

In June 2020, the Company prepaid $33.4 million under the ABN Amro Credit Facility. The voluntary prepayment was made for all regular installments for 2021.

The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $300 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt
* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

Credit Agricole Credit Facility
In June 2015, the Company entered into a credit agreement with Credit Agricole for the financing of the DHT Scandinavia and the newbuilding DHT Tiger that was delivered in January 2017.  In June 2016, the Company made a voluntary prepayment of $5.0 million and in September 2020, the Company prepaid the outstanding loan totaling $12.7 million on DHT Scandinavia.
The $48.7 million financing of DHT Tiger was drawn in 2016 in advance of the delivery of the DHT Tiger which took place in January 2017 and is repayable in quarterly installments of $0.7 million with a final payment of $29.7 in December 2023. The loan bears interest at Libor plus a margin of 2.1875%.

The credit agreement is guaranteed by DHT and contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $200 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $20 million and (ii) 6% of our gross interest-bearing debt
* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

Danish Ship Finance Credit Facility
In November 2014 the Company entered into a credit facility totaling $49.4 million with Danish Ship Finance (“DSF”) as lender and DHT Holdings, Inc. as guarantor for the financing of the VLCC newbuilding DHT Jaguar delivered in Q4 2015.  The full amount of the credit facility was drawn in November 2015.  Borrowings bear interest at a rate equal to Libor + 2.25% and are repayable in 10 semiannual installments of $1.3 million each from May 2016 to November 2020.

The credit facility contains a covenant requiring that at all times the charter-free market value of the vessel that secure the credit facility be no less than 130% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $300 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt
* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

In April 2020 the Company agreed to a $36.4 million refinancing with Danish Ship Finance. The new loan will be in direct continuation of the existing loan and the new facility will bear interest at a rate equal to Libor + 2.00%. The facility is repayable in 10 semiannual installments of $1.2 million each from November 2020 and a final payment of $24.3 million in November 2025. The credit facility contains a covenant requiring that at all times the charter-free market value of the vessel that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $300 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt
* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

Nordea Credit Facility
$204 million of the $300 million credit facility was borrowed during the second quarter of 2017 in connection with delivery of the nine VLCCs in water from BW.  The final $96 million was borrowed in connection with the delivery of the two VLCC newbuildings from DSME in the second quarter of 2018. The credit facility is guaranteed by DHT Holdings, Inc. and borrowings bear interest at a rate equal to Libor + 2.40%. In March 2019, the Company prepaid $35 million under the revolving credit facility tranche and in November 2019, the Company prepaid the outstanding amounts on DHT Lake and DHT Raven, totaling $22.3 million. In August 2020, the Company prepaid $37.0 million under the revolving credit facility tranche and subsequent to the prepayments, the sale of the DHT Utah and DHT Utik and the delivery of DHT Stallion and DHT Colt in 2018, the current outstanding is repayable in quarterly installments of $4.2 million with a final payment of $82.3 million in the second quarter of 2023.

In September 2018 the Company secured commitment to a $50 million scrubber financing structured through an increase of the existing $300 million secured credit facility entered into in the second quarter of 2017. The increased facility bears the same interest rate equal to Libor + 2.40%. In connection with the prepayment of DHT Lake and DHT Raven in November 2019, the facility was reduced to $45.0 million. The current outstanding is repayable in quarterly installments of $2.25 million with a final payment of $18 million in the second quarter of 2023.

In May 2020, the Company prepaid $25.8 million under the Nordea Credit Facility. The voluntary prepayment was made for all regular installments for 2021.

The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $300 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt
* Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

ABN Amro Revolving Credit Facility
In November 2016, the Company entered into a secured five-year revolving credit facility with ABN Amro totaling $50.0 million to be used for general corporate purposes, including security repurchases and the acquisition of ships. The financing bears interest at a rate equal to Libor + 2.50%.  In April 2018, the Company entered into an agreement with ABN Amro to increase the revolving credit facility to $57.3 million with a quarterly reduction of $1.8 million starting July 31, 2018. In June 2019, the Company entered into an agreement with ABN to amend the repayment profile by reducing the quarterly reductions from $1.8 million to $1.3 million. Other terms and conditions remain the same.

In September 2020, the Company cancelled the ABN Amro Revolving Credit Facility.

The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain:
•	Value adjusted* tangible net worth of $300 million
•	Value adjusted* tangible net worth shall be at least 25% of value adjusted total assets
•	Unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt
*Value adjusted defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

Derivatives - interest rate swaps

Measurement of fair value

It is only derivatives that are classified within a fair value measurement category and recognized at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

As of September 30, 2020, the Company has nine amortizing interest rate swaps totaling $362.8 million with maturity ranging from the second quarter 2023 to the third quarter 2023. The average fixed interest rate is 2.95%. As of September 30, 2020, the fair value of the derivative financial liability related to the swaps amounted to $26.1 million.

$ in thousands	Expires	Notional amount Q3 2020	Fair value Q3 2020
Swap pays 2.987%, receive floating	Apr. 20, 2023	42,600	(2,816)
Swap pays 3.012%, receive floating	Apr. 20, 2023	42,600	(2,842)
Swap pays 3.019%, receive floating	Sept. 29, 2023	31,385	(2,343)
Swap pays 3.019%, receive floating	Sept. 29, 2023	30,471	(2,266)
Swap pays 2.8665%, receive floating	Sep. 29, 2023	46,903	(3,452)
Swap pays 2.8785%, receive floating	Jun. 30, 2023	41,315	(2,804)
Swap pays 2.885%, receive floating	Sept. 29, 2023	46,260	(3,433)
Swap pays 2.897%, receive floating	Sept. 30, 2023	41,493	(3,066)
Swap pays 3.020%, receive floating	Sept. 29, 2023	39,808	(3,055)
Total carrying amount		362,834	(26,076)

Covenant compliance
As of the date of the most recent compliance certificates submitted to the banks, the Company is in compliance with its financial covenants.